EXHIBIT 99.2

John Deere Owner Trust 2014

Statement to Certificateholders

$308,000,000 Class A-1 0.20000% Asset Backed Notes due May 01, 2015

$292,000,000 Class A-2 0.45% Asset Backed Notes due September 15, 2016

$313,000,000 Class A-3 0.92% Asset Backed Notes due April 16, 2018

$94,165,000 Class A-4 1.45% Asset Backed Notes due July 15, 2020

$25,829,050 Asset Backed Certificates

Payment Date:			15-Sep-16

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$12,448,375.18
		per $1,000 original principal amount:	$39.77

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(e)	Certificates:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$12,448,375.18

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(ii) Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

		(iii) Class A-3 Notes:	$106,918.54
		per $1,000 original principal amount:	$0.34

		(iv) Class A-4 Notes:	$113,782.71
		per $1,000 original principal amount:	$1.21

		(v) Total:	$220,701.25

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$247,749,969.48

	(b)	Note Value at end of related Collection Period:	$247,004,640.39

	(c)	Pool Face Amount at the end of related Collection Period:	$0.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$0.00
		(ii) A-1 Note Pool Factor:	0.0000000

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$0.00
		(ii) A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Amount of Class A-3 Notes:	$127,010,590.47
		(ii)	A-3 Note Pool Factor:	0.4057846

	(d)	(i)	Outstanding Principal Amount of Class A-4 Notes:	$94,165,000.00
		(ii)	A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Certificate Balance:	$25,829,049.92
		(ii)	Certificate Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:		$217,156.19
		(i)	per $1,000 original principal amount:	$0.21
	(b)	Amount of Servicing Fee earned:		$217,156.19
	(c)	Amount of Servicing Fee paid:		$217,156.19
	(d)	Amount of Servicing Fee Shortfall:		$0.00

(6)	Amount of Administration Fee:			$100.00

(7)	Amount paid to Indenture Trustee:			$0.00

(8)	Amount paid to Owner Trustee:			$0.00

(9)	(i)	Amount in Reserve Account:		$10,329,940.50
	(ii)	Specified Reserve Account Balance:		$10,329,940.50

(10)	(i)	Payoff Amount of Receivables 60 days or more past due:		$4,846,622.44
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:		1.96%

(11)	(i)	Aggregate amount of net losses for the collection period:		$(3,635.06)
	(ii)	Cumulative amount of net losses:		$1,991,584.05
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):		0.19%

(12)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i)	Aggregate Principal Balance of Purchased Receivables:	$122,503.66
		(ii)	% of Pool Balance:	0.05%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i)	Aggregate Principal Balance of Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i)	Aggregate Principal Balance of related Receivables:	$0.00
		(ii)	% of Pool Balance:	0.00%